Trade and other payables: amounts falling due within one year	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Trade and other payables: amounts falling due within one year
19. Trade and other payables: amounts falling due within one year
The following are included in trade and other payables falling due within one year:

	2021	2020
	£m	£m
Trade payables	10,596.9	10,206.5
Deferred income	1,334.0	1,153.7
Payments due to vendors (earnout agreements)	85.6	57.8
Liabilities in respect of put option agreements with vendors	58.4	9.3
Fair value of derivatives	6.4	1.8
Share repurchases - close period commitments[1]	211.7	—
Other creditors and accruals	2,959.3	2,430.6
	15,252.3	13,859.7
Note
[1]During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2021, which is included in trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
The Group considers that the carrying amount of trade and other payables approximates their fair value.